UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Series A IDoc Virtual Telehealth Solutions, Inc Preferred Stock	Series A DHAC Preferred Stock	Series A Preferred Stock	Series A Common Stock	Series A Additional Paid- In Capital	Series B Preferred Stock Preferred Stock	Series B Preferred Stock Common Stock	Series B Preferred Stock Additional Paid- In Capital	This American Doc Common Stock	This American Doc Additional Paid- In Capital	This American Doc Non- Controlling Interest	VSee Note Common Stock	VSee Note Additional Paid- In Capital	VSee Note	IDoc Virtual Telehealth Solutions, Inc Common Stock	IDoc Virtual Telehealth Solutions, Inc Additional Paid- In Capital	IDoc Virtual Telehealth Solutions, Inc	DHAC Additional Paid- In Capital	DHAC	Dominion Common Stock VSee Note	Dominion Common Stock IDoc Virtual Telehealth Solutions, Inc	Dominion Additional Paid- In Capital VSee Note	Dominion Additional Paid- In Capital IDoc Virtual Telehealth Solutions, Inc	Dominion VSee Note	Dominion IDoc Virtual Telehealth Solutions, Inc	Common Stock Additional Bridge Notes	Common Stock Exchange Note	Common Stock ELOC Commitment Fee Note	Common Stock Equity Line of Credit	Common Stock	Additional Paid- In Capital Additional Bridge Notes	Additional Paid- In Capital Exchange Note	Additional Paid- In Capital ELOC Commitment Fee Note	Additional Paid- In Capital Equity Line of Credit	Additional Paid- In Capital	Accumulated Deficit	Non- Controlling Interest	Additional Bridge Notes	Exchange Note	ELOC Commitment Fee Note	Equity Line of Credit	Total
Beginning balance (in Shares) at Dec. 31, 2023																														57,996
Beginning balance at Dec. 31, 2023																														$ 6					$ 6,027,611	$ (10,001,858)	$ (325,279)					$ (4,299,520)
Shares issued on conversion (in Shares)																												625	4,750											4,750	625
Shares issued on conversion																													$ 1				$ 79,500	$ 759,999						$ 79,500	$ 760,000
Shares issued upon conversion of Working Capital Funds Advances																																			405,000							405,000
Shares issued upon conversion of Working Capital Funds Advances (in Shares)																														2,531
Warrants and commitment shares issued in connection with the September 2024 Note (in Shares)																														1,250
Shares for iDoc acquisition										$ (325,279)	$ 325,279				$ 6	$ 67,451,169	$ 67,451,175
Shares for iDoc acquisition (in Shares)									4,430						61,875
Shares issued as conversion of iDoc debt as part of the consideration in the acquisition															$ 1	1,184,999	1,185,000
Shares issued as conversion of iDoc debt as part of the consideration in the acquisition (in Shares)															7,406
Preferred shares issued to settle debt as part of the consideration in the acquisition																$ 300,000	$ 300,000	$ 1,268,000	$ 1,268,000																220,000							220,000
Preferred shares issued to settle debt as part of the consideration in the acquisition (in Shares)	300	1,268	220
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction			$ 1																																4,369,999							4,370,000
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction (in Shares)			4,370
Escrow shares released from stock payable																																			127,710							127,710
Escrow shares released from stock payable (in Shares)																														2,993
Shares issued in debt settlement or conversion													$ 155,565	$ 155,565								$ 600,000	$ 228,000	$ 600,000	$ 228,000		$ 1				$ 159,881	$ 1,177,482						$ 159,881	$ 1,177,483
Shares issued in debt settlement or conversion (in Shares)												161								3,750	1,425					759	5,870
Reverse recapitalization																														$ 5					(17,956,938)							$ (17,956,933)
Reverse recapitalization (in Shares)																														45,050
Shares issued as part of stock grants to vendors (in Shares)																														2,844												31
Shares issued as part of stock grants to vendors																																			625,750							$ 625,750
Stock based compensation																																			826,916							826,916
Net loss																																				(57,702,015)						(57,702,015)
Ending balance (in Shares) at Dec. 31, 2024			6,158																											203,715
Ending balance at Dec. 31, 2024			$ 1																											$ 20					67,685,364	(67,703,873)						(18,488)
Net loss Continuing operations																																				(3,639,134)						(3,639,134)
Net income (loss) Discontinued operations																																				(320,306)						(320,306)
Payment to Michelle Griffith																																			(10,000)							(10,000)
Issuance during the period																																			90,634							90,634
Issuance during the period (in Shares)																														1,563
Stock based compensation																																			400,297							400,297
Ending balance (in Shares) at Mar. 31, 2025			6,158																											205,278
Ending balance at Mar. 31, 2025			$ 1																											$ 20					68,166,295	(71,663,313)						(3,496,997)
Beginning balance (in Shares) at Dec. 31, 2024			6,158																											203,715
Beginning balance at Dec. 31, 2024			$ 1																											$ 20					67,685,364	(67,703,873)						(18,488)
Net loss Continuing operations																																										(5,543,067)
Net income (loss) Discontinued operations																																										(1,029,656)
Ending balance (in Shares) at Jun. 30, 2025			6,158																											205,285
Ending balance at Jun. 30, 2025			$ 1																											$ 20					68,540,272	(74,276,596)						(5,736,303)
Beginning balance (in Shares) at Dec. 31, 2024			6,158																											203,715
Beginning balance at Dec. 31, 2024			$ 1																											$ 20					67,685,364	(67,703,873)						(18,488)
Shares issued on conversion (in Shares)			(4,370)																											27,313
Shares issued on conversion																														$ 3					(19)
Stock based compensation																														$ 1					1,134,756							1,134,757
Stock based compensation (in Shares)																														11,292
Payment to shareholder																																			(10,000)							(10,000)
Proceeds from pre-funded warrants, net of issuance cost																																			5,519,085							5,519,085
Net loss																																				(14,712,850)						(14,712,850)
Shares issued during the period																														$ 17					13,539,847							13,539,864
Shares issued during the period (in Shares)																														172,594
Ending balance (in Shares) at Dec. 31, 2025			1,788			0																								414,914									313
Ending balance at Dec. 31, 2025			$ 1			$ 0																								$ 41					87,869,049	(82,416,723)						5,452,368
Beginning balance (in Shares) at Mar. 31, 2025			6,158																											205,278
Beginning balance at Mar. 31, 2025			$ 1																											$ 20					68,166,295	(71,663,313)						(3,496,997)
Net loss Continuing operations																																				(1,903,933)						(1,903,933)
Net income (loss) Discontinued operations																																				(709,350)						(709,350)
Issuance during the period (in Shares)																														7
Stock based compensation																																			373,977							373,977
Ending balance (in Shares) at Jun. 30, 2025			6,158																											205,285
Ending balance at Jun. 30, 2025			$ 1																											$ 20					68,540,272	(74,276,596)						(5,736,303)
Beginning balance (in Shares) at Dec. 31, 2025			1,788			0																								414,914									313
Beginning balance at Dec. 31, 2025			$ 1			$ 0																								$ 41					87,869,049	(82,416,723)						5,452,368
Net loss Continuing operations																																				(1,263,786)						(1,263,786)
Net income (loss) Discontinued operations																																				(1,336,476)						(1,336,476)
Shares issued on the exercise of pre-funded warrants																														$ 6					508							514
Shares issued on the exercise of pre-funded warrants (in Shares)																														64,213
Shares issued on conversion (in Shares)			(1,366)																											8,540
Shares issued on conversion																														$ 1					(1)
Shares issued as part of stock grants to vendors (in Shares)						2,000																								37,500
Shares issued as part of stock grants to vendors						$ 1																								$ 4					1,573,795							1,573,800
Stock based compensation																														$ 3					945,502							945,505
Stock based compensation (in Shares)																														32,761
Shares issued during the period																														$ 4					949,141							949,145
Shares issued during the period (in Shares)																														33,315
Ending balance (in Shares) at Mar. 31, 2026			422			2,000																								591,243
Ending balance at Mar. 31, 2026			$ 1			$ 1																								$ 59					91,337,994	(85,016,985)						6,321,070
Beginning balance (in Shares) at Dec. 31, 2025			1,788			0																								414,914									313
Beginning balance at Dec. 31, 2025			$ 1			$ 0																								$ 41					87,869,049	(82,416,723)						5,452,368
Net loss Continuing operations																																										(4,344,228)
Net income (loss) Discontinued operations																																										2,591,239
Ending balance (in Shares) at Jun. 30, 2026			122																											695,998
Ending balance at Jun. 30, 2026			$ 1																											$ 70					91,762,416	(84,169,712)						7,592,775
Beginning balance (in Shares) at Mar. 31, 2026			422			2,000																								591,243
Beginning balance at Mar. 31, 2026			$ 1			$ 1																								$ 59					91,337,994	(85,016,985)						6,321,070
Net loss Continuing operations																																				(3,080,442)						(3,080,442)
Repurchase of common stock in connection with sale of VSee Labs																														$ (4)					(545,309)							(545,313)
Repurchase of common stock in connection with sale of VSee Labs (in Shares)																														(35,876)
Net income (loss) Discontinued operations																																				3,927,715						3,927,715
Shares issued on the exercise of pre-funded warrants																														$ 6					464							470
Shares issued on the exercise of pre-funded warrants (in Shares)																														58,738
Shares issued on conversion (in Shares)			(300)	1,875		(2,000)	16,250																							34,324
Shares issued on conversion				$ 1	$ (1)	$ (1)	$ 2	$ (1)																						$ 3					521,718							521,721
Stock based compensation																														$ 3					447,551							447,554
Stock based compensation (in Shares)																														29,444
Ending balance (in Shares) at Jun. 30, 2026			122																											695,998
Ending balance at Jun. 30, 2026			$ 1																											$ 70					$ 91,762,416	$ (84,169,712)						$ 7,592,775